SECURED PROMISSORY NOTE - Summary of Secured Promissory Notes Activity (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Secured Notes, net of discount		$ 6,335,655
Global Ichiban Convertible Note
Debt Instrument [Line Items]
Principal Balance, beginning	$ 5,012,897	4,956,745
New notes	6,400,000	0
Note conversions	(600,000)	(115,000)
Interest converted to principal		171,152
Note Assignments	0
Notes Exchanged	(5,012,897)
Principal Balance, ending	5,800,000	5,012,897
Less: remaining discount	(394,363)	(765,576)
Secured Notes, net of discount	5,405,637	4,247,321
St. George Convertible Note
Debt Instrument [Line Items]
Principal Balance, beginning	2,160,000	1,315,000
New notes	0	845,000
Note conversions	0	0
Interest converted to principal		0
Note Assignments	(2,160,000)
Notes Exchanged	0
Principal Balance, ending	0	2,160,000
Less: remaining discount	0	(71,666)
Secured Notes, net of discount	0	2,088,334
BD1
Debt Instrument [Line Items]
Principal Balance, beginning	0	0
New notes	0	0
Note conversions	0	0
Interest converted to principal		0
Note Assignments	2,160,000
Notes Exchanged	(2,160,000)
Principal Balance, ending	0	0
Less: remaining discount	0	0
Secured Notes, net of discount	0	0
Secured Promissory Note, Current
Debt Instrument [Line Items]
Principal Balance, beginning	7,172,897	6,271,745
New notes	6,400,000	845,000
Note conversions	(600,000)	(115,000)
Interest converted to principal		171,152
Note Assignments	(2,160,000)
Notes Exchanged	(5,012,897)
Principal Balance, ending	5,800,000	7,172,897
Less: remaining discount	(394,363)	(837,242)
Secured Notes, net of discount	$ 5,405,637	$ 6,335,655